Share-based payment arrangements (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Share-based Payments Expense
Share-based payments expense consists of:

	December 31, 2025	December 31, 2024

Share options	$3,959	$3,811
Restricted share units with no performance criteria	4,403	3,528
Restricted share units with performance criteria	—	(630)
Deferred units	8,647	1,770
Performance share units	3,215	3,393
	$20,224	$11,872

Schedule of Movements in Number of Share Options Outstanding and Weighted Average Exercise Prices
Movements in the number of share options outstanding and their related weighted average exercise prices are as follows:

	2025		2024
	Weighted average price CDN$	Number of options	Weighted average price CDN$	Number of options
At January 1,	$14.52	2,628,809	$12.42	3,352,743
Granted	20.38	1,124,962	14.79	1,288,263
Exercised	14.27	(1,028,326)	10.80	(1,779,799)
Expired	14.25	(10,594)	10.08	(15,109)
Forfeited	16.39	(246,967)	14.50	(217,289)
At December 31,	$17.11	2,467,884	$14.52	2,628,809

Schedule of Range of Exercise Prices of Outstanding Share Options	Options outstanding are as follows:

	December 31, 2025			December 31, 2025
	Total options outstanding			Exercisable options
Range of exercise price CDN$	Shares	Weighted average remaining contractual life (years)	Weighted average exercise price CDN$	Shares	Weighted average exercise price CDN$

$11.00 to $11.99	23,168	2.63	11.90	—	—
$12.00 to $12.99	53,508	2.64	12.91	26,752	12.91
$13.00 to $13.99	143,711	1.14	13.73	137,395	13.76
$14.00 to $14.99	878,941	3.16	14.52	156,402	14.52
$15.00 to $15.99	289,409	2.34	15.17	94,140	15.17
$19.00 to $19.99	1,011,750	4.17	19.91	—	—
$22.00 to $22.99	23,043	3.85	22.89	6,572	22.89
$23.00 to $23.99	12,118	3.67	23.27	1,305	23.27
$34.00 to $34.99	506	4.67	34.05	—	—
$36.00 to $36.99	31,730	4.85	36.23	—	—

	2,467,884	3.37	$17.11	422,566	$14.47

Schedule of Assumptions Used to Estimate the Fair Value of Options Granted
The assumptions used to estimate the fair value of options granted during the years ended December 31, 2025 and December 31, 2024 are in the table below. Volatility was determined based on the historical volatility over the estimated lives of the options.

	2025	2024
Risk-free interest rate (range)	2.5% – 2.9%	3.0% – 4.3%
Expected volatility (range)	39% – 42%	37% – 53%
Expected life (range) (years)	1.91 – 4.75	1.25 – 3.94
Expected dividends (CDN $)	—	—

Schedule of RSUs and PSUs with No Performance Criteria
A summary of the status of the RSUs with no performance criteria and changes during the years ended December 31, 2025 and December 31, 2024 is as follows:

	2025	2024
At January 1,	680,249	480,825
Granted	379,428	447,136
Redeemed	(282,037)	(175,670)
Forfeited	(63,153)	(72,042)
At December 31,	714,487	680,249
Movements in the PSUs during the years ended December 31, 2025 and December 31, 2024 are as follows:

	2025	2024
At January 1,	974,302	689,175
Granted	360,488	411,870
Redeemed	(284,411)	(27,874)
Forfeited	—	(98,869)
At December 31,	1,050,379	974,302

Schedule of RSUs with Performance Criteria
A summary of the status of the RSUs with performance criteria and changes during the years ended December 31, 2025 and December 31, 2024 is as follows:

	2025	2024
At January 1,	—	251,943
Granted	—	186,117
Redeemed	—	(386,310)
Forfeited	—	(51,750)
At December 31,	—	—